J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 12, 2023

to the current Summary Prospectuses and Prospectus, as supplemented

Eric Isenberg has informed us of his decision to pursue an opportunity outside of J.P. Morgan Investment Management Inc. (“JPMIM”). Mr. Isenberg will continue to serve on each Fund’s portfolio management team until December 1, 2023. The following describes changes being made to each Fund’s portfolio management team effective immediately and on December 1, 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Evan Olonoff	2023	Executive Director
Alvaro Quiros	2023	Vice President
Supreet Khandate	2023	Vice President

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Naveen Kumar	2023	Executive Director
Evan Olonoff	2023	Executive Director
Alvaro Quiros	2023	Vice President

SUP-BBGOVETF-1023

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Evan Olonoff	2023	Executive Director
Alvaro Quiros	2023	Vice President
Supreet Khandate	2023	Vice President

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Naveen Kumar	2023	Executive Director
Evan Olonoff	2023	Executive Director
Alvaro Quiros	2023	Vice President

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Evan Olonoff	2023	Executive Director
Alvaro Quiros	2023	Vice President
Supreet Khandate	2023	Vice President

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Naveen Kumar	2023	Executive Director
Evan Olonoff	2023	Executive Director
Alvaro Quiros	2023	Vice President

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2023	Executive Director
Qiwei Zhu	2023	Executive Director
Evan Olonoff	2023	Executive Director
Alvaro Quiros	2023	Vice President
Supreet Khandate	2023	Vice President

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Naveen Kumar	2023	Executive Director
Evan Olonoff	2023	Executive Director
Alvaro Quiros	2023	Vice President

Effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers – BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF

The portfolio management team utilizes a team-based approach, and each Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar, Evan Olonoff, Qiwei Zhu, Supreet Khandate, and Alvaro Quiros. The team is responsible for managing each Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Isenberg, Managing Director of JPMIM, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group and responsible for portfolio management of passive fixed income funds, including index replication and smart beta fixed income funds. Prior to joining the firm in 2016, Mr. Isenberg worked at VanEck beginning in 2015, where he was a Fixed Income Portfolio Manager for all of the VanEck Vectors Fixed Income ETFs, including the municipal, international and high yield funds and worked at Credit Suisse from 2003 until 2015 in various roles, including Head of Fixed Income Index Products and Head of Bond Index Products. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in computer science and economics.

Mr. Kumar, an Executive Director of JPMIM, is a member of GFICC group and a portfolio manager on the U.S. Rates team. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a Bachelor of Arts in Economics from Northwestern University.

Mr. Olonoff, a CFA charterholder and an Executive Director of JPMIM, is a member of the GFICC group on the U.S. Rates Team, focusing on interest rates and inflation. Additionally, he works with the Global Aggregate

Team, specializing in multi-sector bond strategies for institutional and retail clients. An employee since 2012, he previously worked in the commodities group and continues to provide commentary on the energy and industrial metals sectors as part of the platform’s investment process. Mr. Olonoff graduated from the University of Pennsylvania with a Bachelor of Arts in Philosophy, Politics, and Economics and a minor in Classical Studies.

Mr. Zhu, an Executive Director of JPMIM, is a member of the GFICC group and a portfolio manager on the Investment Grade Corporate Credit team. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk.

Mr. Quiros, a Vice President of JPMIM, is a member of the GFICC group based in London and a portfolio manager on the Global Aggregate team. An employee since 2018, he previously worked in the International ETF Product team within Asset Management Solutions. Prior to joining the firm, he was part of the ETF and Index team within the Systematic Investment Solutions group at DWS. Mr. Quiros holds a Bachelor of Science in Economics and Statistics from University College London and a Master of Philosophy in Economics from the University of Cambridge.

Mr. Khandate, a Vice President of JPMIM, is a member of GFICC group and a portfolio manager on the Emerging Markets Debt team. Prior to joining the firm, he worked at BlackRock from 2011 until 2023, most recently in the Fundamental Fixed Income Portfolio Management group. Mr. Khandate graduated from Columbia University in 2010 with a Master of Science in Operations Research.

Effective December 1, 2023, the “The Funds’ Management and Administration — The Portfolio Managers – BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF and BetaBuilders U.S. TIPS 0-5 Year ETF

The portfolio management team utilizes a team-based approach, and each Fund’s portfolio management team is comprised of Naveen Kumar, Evan Olonoff and Alvaro Quiros. The team is responsible for managing each Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Kumar, an Executive Director of JPMIM, is a member of GFICC group and a portfolio manager on the U.S. Rates team. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a Bachelor of Arts in Economics from Northwestern University.

Mr. Olonoff, a CFA charterholder and an Executive Director of JPMIM, is a member of the GFICC group on the U.S. Rates Team, focusing on interest rates and inflation. Additionally, he works with the Global Aggregate Team, specializing in multi-sector bond strategies for institutional and retail clients. An employee since 2012, he previously worked in the commodities group and continues to provide commentary on the energy and industrial metals sectors as part of the platform’s investment process. Mr. Olonoff graduated from the University of Pennsylvania with a Bachelor of Arts in Philosophy, Politics, and Economics and a minor in Classical Studies.

Mr. Quiros, a Vice President of JPMIM, is a member of the GFICC group based in London and a portfolio manager on the Global Aggregate team. An employee since 2018, he previously worked in the International ETF Product team within Asset Management Solutions. Prior to joining the firm, he was part of the ETF and Index team within the Systematic Investment Solutions group at DWS. Mr. Quiros holds a Bachelor of Science in Economics and Statistics from University College London and a Master of Philosophy in Economics from the University of Cambridge.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 12, 2023

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds is deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each Fund’s portfolio managers as of August 31, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Eric Isenberg	12	$4,133,067	23	$5,783,423	16	$3,146,395
Naveen Kumar	11	4,133,010	25	6,040,456	15	2,515,063
Evan Olonoff	1	26	0	0	6	4,038,516
Qiwei Zhu	5	548,638	5	443,647	0	0
Alvaro Quiros	4	642,113	8	3,309,713	4	1,328,068
Supreet Khandate	7	2,564,067	1	341,012	0	0
BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Eric Isenberg	12	4,133,120	23	5,783,423	16	3,146,395
Naveen Kumar	11	4,133,063	25	6,040,456	15	2,515,063
Evan Olonoff	1	26	0	0	6	4,038,516
Qiwei Zhu	5	548,690	5	443,647	0	0
Alvaro Quiros	4	642,166	8	3,309,713	4	1,328,068
Supreet Khandate	7	2,564,119	1	341,012	0	0
BetaBuilders U.S. Treasury Bond 20+ Year ETF
Eric Isenberg	12	4,085,218	23	5,783,423	16	3,146,395
Naveen Kumar	11	4,085,161	25	6,040,456	15	2,515,063
Evan Olonoff	1	26	0	0	6	4,038,516
Qiwei Zhu	5	500,789	5	443,647	0	0
Alvaro Quiros	4	594,264	8	3,309,713	4	1,328,068
Supreet Khandate	7	2,516,218	1	341,012	0	0
BetaBuilders U.S. TIPS 0-5 Year ETF
Eric Isenberg	12	4,129,909	23	5,783,423	16	3,146,395
Naveen Kumar	11	4,129,852	25	6,040,456	15	2,515,063
Evan Olonoff	1	26	0	0	6	4,038,516
Qiwei Zhu	5	545,480	5	443,647	0	0
Alvaro Quiros	4	638,955	8	3,309,713	4	1,328,068
Supreet Khandate	7	2,560,909	1	341,012	0	0

SUP-SAI-BBGOVETF-1023

The following table shows information regarding the other accounts managed by each Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of August 31, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Eric Isenberg	0	$0	0	$0	0	$0
Naveen Kumar	0	0	0	0	0	0
Evan Olonoff	0	0	0	0	0	0
Qiwei Zhu	0	0	0	0	0	0
Alvaro Quiros	0	0	0	0	0	0
Supreet Khandate	0	0	0	0	0	0
BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Eric Isenberg	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Evan Olonoff	0	0	0	0	0	0
Qiwei Zhu	0	0	0	0	0	0
Alvaro Quiros	0	0	0	0	0	0
Supreet Khandate	0	0	0	0	0	0
BetaBuilders U.S. Treasury Bond 20+ Year ETF
Eric Isenberg	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Evan Olonoff	0	0	0	0	0	0
Qiwei Zhu	0	0	0	0	0	0
Alvaro Quiros	0	0	0	0	0	0
Supreet Khandate	0	0	0	0	0	0
BetaBuilders U.S. TIPS 0-5 Year ETF
Eric Isenberg	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Evan Olonoff	0	0	0	0	0	0
Qiwei Zhu	0	0	0	0	0	0
Alvaro Quiros	0	0	0	0	0	0
Supreet Khandate	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Effective December 1, 2023, Eric Isenberg, Qiwei Zhu and Supreet Khandate will be removed from the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE